Equity Investments	12 Months Ended
Dec. 31, 2022
Equity Investments [Abstract]
Equity Investments

10. Equity Investments

Equity method investments

The Group applies the equity method of accounting to account for its equity investments in common stock or in-substance common stock and limited-partnership investments in entities, over which it has significant influence but does not own a majority equity interest or otherwise control.

The Group used equity method to account for investments in limited partnership unless the Group’s interest is so minor and has virtually no influence over the operating and financial policies of the partnership. In 2020, the Group made new investments in two limited partnerships with total considerations of RMB60.0 million, and accounted for the investments under equity method as significant influence could be imposed by the Group. The two limited partnerships mainly engage in private equity investments. The carrying value of investments in the two limited partnerships were RMB60.2 million and RMB51.8 million as of December 31, 2021 and 2022, respectively. The Group recognized loss from investments in these limited partnerships of RMB0.2 million in 2020, income from investments in these limited partnerships of RMB0.4 million in 2021 and loss from investments in these limited partnerships of RMB8.2 million in 2022. The income or losses from investments in these limited partnerships were mainly attributable to the changes in estimated fair value of the underlying investments held by the limited partnerships.

The Group holds 31.54% equity interest of Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. (“Fenghuang Jingcai”) and had fully written down the whole investment in Fenghuang Jingcai in 2015. The Group no longer records share of losses in Fenghuang Jingcai, as the carrying value of equity investments in it had been reduced to zero. Meanwhile, the Group has no future obligations to fund Fenghuang Jingcai.

Other equity investments

The Group holds 4.69% equity interest of Beijing Phoenix Lilita Information Technology Co., Ltd. (“Lilita”). Lilita is principally engaged in P2P lending and reward-based crowd-funding businesses. The Group had fully written down the whole investment in Lilita in 2017.

The Group holds 0.3% equity interest of Lifeix Inc. (“Lifeix”), which had been fully impaired in 2015. Lifeix was the operator of the life station websites L99.com and Lifeix.com.

In August 2017, the Group acquired 8% equity interest of Shenzhenshi Kuailai Technology Co., Ltd. (“Kuailai”) with a consideration of RMB0.2 million. Kuailai operates Xunhutai, a life-style information application in China. The Group had fully written down the whole investment in Kuailai and recognized an impairment loss of RMB0.2 million in 2020.

In November 2018, the Group acquired 10% equity interest of Yitong Technology (Hangzhou) Limited (“Yitong Technology”) by investing in newly issued shares of Yitong Technology with a total consideration of RMB13.0 million. Yitong Technology mainly engages in big data application development and operation in China. As the Group’s equity investment in Yitong Technology has preferred liquidation rights, it is not considered as in-substance common stock, and should be measured at fair value, with changes in the fair value recognized through net income/(loss). As the investments in Yitong Technology lack readily determinable fair values, the Group elects to record the investments at cost, less impairment, plus or minus subsequent adjustments for observable price changes (referred to as the measurement alternative). Under this measurement alternative, changes in the carrying value of the investments will be recognized in consolidated statement of comprehensive income/(loss), whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. As of December 31, 2021 and 2022, the carrying value of equity investment in Yitong Technology was RMB13.0 million and RMB13.0 million, respectively.

10. Equity Investments (Continued)

In December 2020, the Group acquired 3.78% equity interest in Guangzhou Kesheng Jiada Network Partnership (“Kesheng Jiada”), representing 1.0% indirect equity interest in 4K Garden Network Technology (Guangzhou) Co., Ltd. (“4K Garden”) with a consideration of RMB10.0 million. In January 2021, the Group acquired additional 1.89% partnership interests in Kesheng Jiada with a consideration of RMB5.0 million. The Group had totally 5.67% equity interest in Kesheng Jiada, representing 1.5% indirect equity interest in 4K Garden. 4K Garden focuses on developing 4K ultra HD content ecosystem and related technology and 5G+ ultra HD application technology platform and Kesheng Jiada is a special purpose vehicle that holds equity interest in 4K Garden. As the investments in Kesheng Jiada lack readily determinable fair values, the Group elects to use the measurement alternative. As of December 31, 2021 and 2022, the carrying value of the equity investment was RMB15.0 million and RMB15.0 million, respectively.

In December 2020, the Group entered into an investment agreement with a private equity fund to invest a total of RMB30.0 million in it. The Group invested RMB12.0 million in the private equity fund in December 2020, RMB9.0 million in it in February 2021 and RMB9.0 million in it in January 2022. As of December 31, 2021 and 2022, the carrying value of equity investment in the private equity fund was RMB22.9 million and RMB34.6 million, respectively. The Group accounts for the investment using NAV as a practical expedient under ASC 820. The Group recognized gain of fair value changes in the equity investment in the private equity fund of nil, RMB1.9 million and RMB2.7 million in the years ended December 31, 2020, 2021 and 2022, respectively. The fair value changes in the equity investment in the private equity fund were mainly attributable to the changes in estimated fair value of the underlying investments held by the private equity fund.